UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7138

Name of Fund:  MuniYield New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield New Jersey Insured Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2005
                                                                                                             (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
New Jersey - 147.9%   $1,000   Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)(j)               $1,044

                               Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey,
                               Bridge Revenue Refunding Bonds:
                       1,875       5% due 7/01/2023                                                                   1,983
                       1,000       5% due 7/01/2028                                                                   1,038

                       2,500   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                               RIB, Series 396, 9.853% due 1/01/2019 (c)(f)                                           3,152

                         540   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5%
                               due 10/01/2028 (b)                                                                       567

                       6,925   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                               Series B, 5.12%* due 11/01/2023 (c)                                                    2,936

                               Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                               Revenue Bonds, Series A (c):
                       2,605       5.80% due 11/01/2022                                                               2,954
                       3,300       5.75% due 11/01/2028                                                               3,950

                       2,000   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                               Recovery Revenue Refunding Bonds (Waste Management Inc. Project), Series A,
                               6.85% due 12/01/2029                                                                   2,259

                       1,000   Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                    1,228

                       8,250   Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue
                               Refunding Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (b)               8,995

                               Jackson Township, New Jersey, School District, GO (b):
                       2,880       5% due 4/15/2017                                                                   3,130
                       5,200       5% due 4/15/2020                                                                   5,627

                       3,750   Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, 6.25%
                               due 1/01/2014 (a)                                                                      4,512

                       3,000   Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (d)                     3,203

                               Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                               Revenue Bonds (a):
                         735       5.20% due 12/01/2014                                                                 812
                       2,305       5.25% due 12/01/2015                                                               2,551

                               Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                               Refunding Bonds (a):
                       1,695       5% due 12/01/2017                                                                  1,848
                       1,520       5% due 12/01/2018                                                                  1,657
                       1,540       5% due 12/01/2019                                                                  1,675


Portfolio Abbreviations

To simplify the listings of MuniYield New Jersey Insured, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
M/F        Multi-Family
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes

MuniYield New Jersey Insured Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)
                                                                                                             (in Thousands)
                        Face
                      Amount   Municipal Bonds                                                                        Value
New Jersey            $2,260   New Jersey Building Authority, State Building, Revenue Refunding Bonds,
(concluded)                    Series B, 5.25% due 12/15/2015 (b)                                                    $2,574

                               New Jersey EDA, Cigarette Tax Revenue Bonds:
                       1,060       5.625% due 6/15/2019                                                               1,129
                         785       5.75% due 6/15/2029                                                                  833
                         225       5.50% due 6/15/2031                                                                  234
                         465       5.75% due 6/15/2034                                                                  490

                       1,000   New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C,
                               5.50% due 1/01/2028                                                                    1,002

                       1,700   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                               Series A, 5.50% due 1/01/2018                                                          1,735

                               New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (d):
                       3,325       4.95%* due 7/01/2021                                                               1,596
                       3,900       5% due 7/01/2029                                                                   4,100
                       8,500       5.25% due 7/01/2033                                                                9,180
                       1,765       5% due 7/01/2034                                                                   1,851

                       3,000   New Jersey EDA, Natural Gas Facilities Revenue Refunding Bonds (NUI Corporation),
                               RIB, Series 371, 10.58% due 10/01/2022 (a)(f)                                          3,138

                               New Jersey EDA, School Facilities Construction Revenue Bonds:
                       3,390       Series 2003F, 5% due 6/15/2024 (b)                                                 3,621
                       1,265       Series I, 5% due 9/01/2027                                                         1,319

                               New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K (b):
                       1,765        5.25% due 12/15/2015                                                              2,008
                       6,500        5.25% due 12/15/2017                                                              7,370

                       2,535   New Jersey EDA, Water Facilities Revenue Bonds, RIB, AMT, Series 417, 11.60%
                               due 11/01/2034 (b)(f)                                                                  2,653

                       3,100   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                               New Jersey Inc. Project), VRDN, Series A, 1.82% due 11/01/2026 (a)(e)                  3,100

                               New Jersey Health Care Facilities Financing Authority Revenue Bonds:
                       1,125       (Somerset Medical Center), 5.50% due 7/01/2033                                     1,141
                       4,000       (South Jersey Hospital), 6% due 7/01/2026                                          4,300

                               New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds:
                         615       (Atlantic City Medical Center), 6.25% due 7/01/2017                                  708
                       1,315       (Atlantic City Medical Center), 5.75% due 7/01/2025                                1,426
                       2,425       (Holy Name Hospital), 6% due 7/01/2025                                             2,534
                       2,250       (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                 2,462
                         870       (Saint Clare's Hospital Inc.), Series A, 4.25% due 7/01/2017 (h)                     876

                               New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                               (Convention Center) (d):
                       2,000       5% due 9/01/2017                                                                   2,151
                       1,000       5.50% due 3/01/2022                                                                1,175

                       1,100   New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, VRDN,
                               Series C, 1.83% due 9/01/2024 (d)(e)                                                   1,100

                         820   New Jersey Sports and Exposition Authority, State Contract Revenue Refunding Bonds,
                               VRDN, Series B-1, 1.80%  due 3/01/2021 (d)(e)                                            820

                       3,200   New Jersey State Educational Facilities Authority, Higher Education, Capital
                               Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                          3,482

                               New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                               Series C (d):
                       1,315       5.125% due 7/01/2028                                                               1,402
                       1,185       5% due 7/01/2034                                                                   1,243

                               New Jersey State Educational Facilities Authority, Revenue Refunding Bonds:
                       3,185       (Montclair State University), Series L, 5% due 7/01/2034 (d)                       3,341
                         555       (Rowan University), Series C, 5% due 7/01/2031 (b)                                   578
                       1,440       (William Paterson University), Series E, 5.375% due 7/01/2017 (g)                  1,607
                       1,725       (William Paterson University), Series E, 5% due 7/01/2021 (g)                      1,862

                               New Jersey State, GO, Refunding:
                       3,500       Series H, 5.25% due 7/01/2015 (c)                                                  3,998
                       2,790       Series L, 5.25% due 7/15/2017 (a)                                                  3,194

                       6,500   New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                               AMT, Series A, 5.30% due 6/01/2017 (a)                                                 6,777

                       3,150   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                               AMT, Series CC, 5.80% due 10/01/2020 (d)                                               3,354

                       2,530   New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
                               Refunding Bonds, Series A, 6.05% due 11/01/2020 (a)                                    2,591

                       4,425   New Jersey State Housing and Mortgage Financing Agency, Capital Fund Program
                               Revenue Bonds, Series A, 4.70% due 11/01/2025 (c)                                      4,511

                               New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds,
                               Series D (b):
                         675       4.50% due 11/01/2019                                                                 678
                       1,025       4.60% due 11/01/2025                                                               1,030

                       1,500   New Jersey State Transportation Trust Fund Authority, Transportation System
                               Revenue Bonds, Series A, 5% due 6/15/2008 (c)(i)                                       1,614

                               New Jersey State Transportation Trust Fund Authority, Transportation System
                               Revenue Refunding Bonds, Series B (d):
                       2,920       5.50% due 12/15/2015                                                               3,376
                       3,600       5.50% due 12/15/2021                                                               4,224

                       3,005   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%*
                               due 1/01/2035 (a)                                                                      1,872

                               New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds:
                       2,500       Series A, 5.75% due 1/01/2010 (d)(i)                                               2,822
                       1,835       Series C-1, 4.50% due 1/01/2031 (a)                                                1,838

                       1,095   Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal
                               Additional Rent-Backed Revenue Bonds (City of Newark Redevelopment Projects),
                               5% due 1/01/2037 (d)                                                                   1,141

                       1,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                               6.125% due 6/01/2094                                                                   1,198

                       4,075   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                               Class R, Series 10, 9.603% due 1/15/2017 (c)(f)                                        4,582

                       3,180   Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                               Series 153, 8.344% due 9/15/2012 (b)(f)                                                3,478

                       2,200   South Jersey, New Jersey, Revenue Refunding Bonds (Port Corporation), 5%
                               due 1/01/2023                                                                          2,314

                       1,285   Tobacco Settlement Financing Corporation of New Jersey, Asset Backed Revenue
                               Refunding Bonds, 5.75% due 6/01/2032                                                   1,247

                       1,715   Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7%
                               due 6/01/2041                                                                          1,773

                               Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                               Bonds (Ogden Martin System of Union, Inc.), AMT, Series A (a):
                       1,590       5.375% due 6/01/2017                                                               1,693
                       1,670       5.375% due 6/01/2018                                                               1,779

                               University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series A (a):
                         570       5.50% due 12/01/2018                                                                 646
                       1,145       5.50% due 12/01/2019                                                               1,297
                       1,130       5.50% due 12/01/2020                                                               1,280
                         865       5.50% due 12/01/2021                                                                 980

                       2,655   University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2036 (d)          2,773

Puerto Rico - 10.2%    1,500   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                               Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (d)                                1,591

                       1,830   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                               due 7/01/2029 (c)                                                                      1,987

                       1,500   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP,
                               5% due 7/01/2025 (b)                                                                   1,613

                       2,110   Puerto Rico Industrial Tourist Educational, Medical and Environmental Control
                               Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 10.11% due
                               11/15/2030 (f)                                                                         2,701

                       5,250   Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211,
                               8.38% due 7/01/2021 (d)(f)                                                             6,100

Total Investments (Cost - $202,960**) - 158.1%                                                                      217,314
Liabilities in Excess of Other Assets - (4.6%)                                                                      (6,302)
Preferred Stock, at Redemption Value - (53.5%)                                                                     (73,512)
                                                                                                                   --------
Net Assets Applicable to Common Stock - 100.0%                                                                     $137,500
                                                                                                                   ========


(a)AMBAC Insured.

(b)FGIC Insured.

(c)FSA Insured.

(d)MBIA Insured.

(e)Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(f)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(g)XL Capital Insured.

(h)Radian Insured.

(i)Prerefunded.

(j)All or a portion of security held as collateral in connection with open financial futures contracts.

*Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

**The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

Aggregate cost                                             $202,960
                                                           ========
Gross unrealized appreciation                              $ 14,669
Gross unrealized depreciation                                 (315)
                                                           --------
Net unrealized appreciation                                $ 14,354
                                                           ========

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                 Net       Dividend
Affiliate                                   Activity         Income

CMA New Jersey Municipal
 Money Fund                                  (2,528)            $10

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation
Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate
a fixed rate equal to 3.837%

Broker, JPMorgan Chase Bank
Expires November 2018                        $ 1,520         $ (24)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate
a fixed rate equal to 4.128%

Broker, JPMorgan Chase Bank
Expires August 2026                          $ 3,210           (97)
                                             -------        -------
Total                                                       $ (121)
                                                            =======

Financial futures contracts sold as of January 31, 2005 were as follows:

                                                   (in Thousands)

Number of                  Expiration     Face        Unrealized
Contracts    Issue           Date        Value      Depreciation

315      10-Year U.S.
         Treasury Bond     March 2005   $ 35,419         $ (55)

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New Jersey Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield New Jersey Insured Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield New Jersey Insured Fund, Inc.


Date: March 21, 2005


       By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield New Jersey Insured Fund, Inc.


Date: March 21, 2005